Business acquisitions and equity investment transactions (Schedule of Proforma Information - 2015 Acquisitions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Revenues	$ 714,836	$ 264,978	$ 145,747
Net income/(loss)	262,956	(22,644)	$ (19,557)
2015 Acquisitions [Member]
Business Acquisition [Line Items]
Pro forma total revenues	835,982	464,669
Pro forma net loss	(543,569)	$ (96,917)
Revenues	186,738
Net income/(loss)	$ 78,661